Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Assets
11.
OTHER NON-CURRENT ASSETS

A summary of the Group’s other non-current assets as of December 31, 2025 and 2024 is outlined below:

	December 31,
	2025	2024
(in USD and thousands)
Prepaid debt transaction costs	$57,411	$55,880
Security for letters of credit	30,061	27,274
Investments in associated companies	19,598	12,730
Prepaid charter fees	10,772	3,121
Prepaid commissions	10,346	5,661
Cash deposits	4,923	13,655
Other	7,522	9,869
Total	$140,633	$128,190

Prepaid debt transaction costs are comprised of the non-current portion of the fees paid in advance of debt drawdowns, such as bank fees, commitment fees and export credit guarantee fees.

Security for letters of credit consists primarily of letters of credit required by various travel agencies and tourism regulatory bodies.